UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont			05604
(Address of principal executive offices)			(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	December 31, 2015

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Semi-Annual Report

June 30, 2015

Sentinel Variable Products

Balanced Fund

Sentinel Variable Products

Bond Fund

Sentinel Variable Products

Common Stock Fund

Sentinel Variable Products

Mid Cap Fund

Sentinel Variable Products

Small Company Fund

www.sentinelinvestments.com

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Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Variable Products Balanced Fund

8	Sentinel Variable Products Bond Fund

11	Sentinel Variable Products Common Stock Fund

13	Sentinel Variable Products Mid Cap Fund

15	Sentinel Variable Products Small Company Fund

18	Statement of Assets and Liabilities

20	Statement of Operations

22	Statement of Changes in Net Assets

24	Financial Highlights

26	Notes to Financial Statements

34	Actual and Hypothetical Expenses for Comparison Purposes

36	Trustees & Officers

Message to Shareholders

Thomas H. Brownell President and Chief Executive Officer Sentinel Asset Management, Inc.
Dear Shareholders,

As we approach the mid-way point of Sentinel’s fiscal year we believe this is an opportune time to reflect on the many changes we have made at Sentinel over the last year, to highlight our priorities, and also to evaluate where we are headed as an organization.

Most notably, our strategic objective is to be an investment driven boutique asset management firm known broadly for delivering superior risk adjusted investment returns in our equity, fixed income and allocation products. Additionally, we continued to build out a robust quantitative analytics capability to support all of our investment teams. These moves are consistent with our strategy as we believe these improvements will strengthen the investment performance of many of our products across a range of market environments.

While each of our investment teams has a specific area of expertise, our overarching focus is on delivering high quality investment solutions that reflect the core principles our investors continue to adhere to, with a focus on:

• fundamental research and analysis as drivers of security selection;

• close attention to risk management;

• an understanding of macro market-movers; and

• a long-term perspective.

While there will undoubtedly be challenges ahead in the financial markets, we at Sentinel continue to see plenty of opportunity. One constant among ever changing market environments is Sentinel’s unwavering commitment to helping our clients achieve their long-term objectives. As stated above, our overriding objective is evidenced by our investment teams’ persistent drive to deliver attractive returns in all types of market environments.

So regardless of the market challenges that may lie ahead, we will continue to do what we do best — serve as steadfast stewards of our investors’ capital. That remains the Sentinel standard.

Thank you for the trust you have placed in us. We value that trust and confidence, and we will continue to work diligently to meet your investment goals in the years ahead.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

• operations — a summary of the Statement of Operations for the most recent period

• distributions — income and gains distributed to shareholders

• capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

• share price at the beginning of the period

• investment income and capital gains or losses

• income and capital gains distributions paid to shareholders

• share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund, assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of average net assets

• net income ratio — net investment income as a percentage of average net assets

• portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	55.7%
U.S. Government Obligations	26.7%
Foreign Stocks & ADRs	2.3%
Cash and Other	15.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Visa, Inc.	1.7%
Microsoft Corp.	1.7%
Apple, Inc.	1.6%
Wells Fargo & Co.	1.6%
Cisco Systems, Inc.	1.5%
Medtronic PLC	1.3%
Canadian National Railway Co.	1.3%
Texas Instruments, Inc.	1.3%
Merck & Co., Inc.	1.2%
The Travelers Cos., Inc.	1.2%
Total of Net Assets	14.4%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	4.3%
FNMA AL5718	3.50%	09/01/44	4.1%
FHLMC G05624	4.50%	09/01/39	3.8%
FHLMC Q29056	4.00%	10/01/44	3.8%
FHLMC J22900	2.50%	03/01/28	2.4%
FHLMC Q29260	4.00%	10/01/44	2.2%
FNMA AD9193	5.00%	09/01/40	1.7%
FNMA 725423	5.50%	05/01/34	1.6%
FNMA 725610	5.50%	07/01/34	1.5%
FNMA TBA July 15YR	2.50%	07/16/30	1.3%
Total of Net Assets			26.7%

Average Effective Duration (for all Fixed Income Holdings) 1.2 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at June 30, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 26.7%
U.S. Government Agency Obligations 26.7%
Federal Home Loan Mortgage Corporation 12.2%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	377 M	$384,267
30-Year:
FHLMC G05624
4.5%, 09/01/39	564 M	613,818
FHLMC Q29260
4%, 10/01/44	326 M	345,484
FHLMC Q29056
4%, 10/01/44	575 M	610,343
		1,569,645
Total Federal Home Loan Mortgage Corporation		1,953,912

Federal National Mortgage Association 14.5%
Mortgage-Backed Securities
15-Year:
FNMA TBA July 15YR
2.5%, 07/16/30(a)	210 M	212,215
30-Year:
FNMA 725423
5.5%, 05/01/34	235 M	264,883
FNMA 725610
5.5%, 07/01/34	220 M	247,641
FNMA AD9193
5%, 09/01/40	242 M	269,039
FNMA AT2016
3%, 04/01/43	686 M	685,523
FNMA AL5718
3.5%, 09/01/44	638 M	658,131
		2,125,217
Total Federal National Mortgage Association		2,337,432
Total U.S. Government Obligations (Cost $4,277,879)		4,291,344

	Shares
Domestic Common Stocks 55.7%
Consumer Discretionary 5.7%
Bed Bath & Beyond, Inc.*	910	$62,772
Comcast Corp.	3,000	179,820
Gap, Inc.	2,000	76,340
Macy’s, Inc.	500	33,735
McDonald’s Corp.	2,000	190,140
Omnicom Group, Inc.	1,000	69,490
Time Warner Cable, Inc.	500	89,085
Time Warner, Inc.	1,000	87,410
TJX Cos., Inc.	2,000	132,340
		921,132
Consumer Staples 4.0%
CVS Health Corp.	1,500	157,320
Kraft Foods Group, Inc.	1,000	85,140
McCormick & Co., Inc.	1,000	80,950
PepsiCo, Inc.	1,000	93,340
Philip Morris Int’l., Inc.	1,000	80,170
Procter & Gamble Co.	1,800	140,832
		637,752

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Energy 4.6%
Chevron Corp.	800	$77,176
EOG Resources, Inc.	2,000	175,100
ExxonMobil Corp.	1,500	124,800
Marathon Oil Corp.	2,500	66,350
Noble Energy, Inc.	3,000	128,040
Schlumberger Ltd.	2,000	172,380
		743,846
Financials 9.8%
ACE Ltd.	1,000	101,680
American Express Co.	2,000	155,440
CME Group, Inc.	1,000	93,060
Discover Financial Services	2,000	115,240
JPMorgan Chase & Co.	2,500	169,400
McGraw-Hill Financial, Inc.	1,700	170,765
MetLife, Inc.	2,000	111,980
Morgan Stanley	3,000	116,370
PNC Financial Services Group, Inc.	1,000	95,650
The Travelers Cos., Inc.	2,000	193,320
Wells Fargo & Co.	4,500	253,080
		1,575,985
Health Care 9.8%
Amgen, Inc.	1,000	153,520
Becton Dickinson & Co.	1,000	141,650
Bristol-Myers Squibb Co.	2,500	166,350
Eli Lilly & Co.	2,000	166,980
Gilead Sciences, Inc.	800	93,664
Johnson & Johnson	1,000	97,460
Medtronic PLC	2,912	215,779
Merck & Co., Inc.	3,500	199,255
Stryker Corp.	500	47,785
UnitedHealth Group, Inc.	1,000	122,000
Zimmer Holdings, Inc.	700	76,461
Zoetis, Inc.	2,000	96,440
		1,577,344
Industrials 4.7%
Boeing Co.	800	110,976
Canadian National Railway Co.	3,600	207,900
General Dynamics Corp.	500	70,845
Honeywell Int’l., Inc.	1,000	101,970
Tyco Int’l. Plc	2,000	76,960
United Technologies Corp.	1,000	110,930
Verisk Analytics, Inc.*	1,000	72,760
		752,341
Information Technology 14.3%
Accenture PLC	1,500	145,170
Altera Corp.	1,500	76,800
ANSYS, Inc.*	1,000	91,240
Apple, Inc.	2,100	263,392
Check Point Software Technologies Ltd.*	2,000	159,100
Cisco Systems, Inc.	9,000	247,140
Cognizant Technology Solutions Corp.*	1,500	91,635
EMC Corp.	5,000	131,950
Google, Inc. Cl C*	200	104,102
Microsoft Corp.	6,000	264,900
Seagate Technology PLC	1,800	85,500
Synopsys, Inc.*	2,000	101,300
Texas Instruments, Inc.	4,000	206,040
Visa, Inc.	4,000	268,600
Western Union Co.	2,500	50,825
		2,287,694
Materials 1.4%
EI Du Pont de Nemours & Co.	1,500	95,925
Praxair, Inc.	1,000	119,550
		215,475
Telecommunication Services 1.4%
Rogers Communications, Inc.	2,500	88,825
Verizon Communications, Inc.	3,000	139,830
		228,655
Total Domestic Common Stocks (Cost $4,698,117)		8,940,224

Foreign Stocks & ADRs 2.3%
Mexico 0.5%
America Movil SAB de CV ADR	4,000	85,240

Netherlands 1.1%
Unilever NV ADR	4,000	167,360

Switzerland 0.7%
ABB Ltd. ADR	2,000	41,760
Roche Holding AG ADR	2,000	70,100
		111,860
Total Foreign Stocks & ADRs (Cost $366,808)		364,460

Institutional Money Market Funds 16.5%
State Street Institutional US Government Money Market Fund (Cost $2,645,283)	2,645,283	2,645,283
Total Investments 101.2% (Cost $11,988,087)†		16,241,311

Excess of Liabilities Over Other Assets (1.2)%		(191,191)

Net Assets 100.0%		$16,050,120

*                      Non-income producing.

†                      Cost for federal income tax purposes is $11,988,087. At June 30, 2015 unrealized appreciation for federal income tax purposes aggregated $4,253,224 of which $4,311,067 related to appreciated securities and $57,843 related to depreciated securities.

(a)              The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at June 30, 2015

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	15.4%
1 yr. to 2.99 yrs.	4.7%
3 yrs. to 3.99 yrs.	13.3%
4 yrs. to 5.99 yrs.	17.9%
6 yrs. to 7.99 yrs.	37.9%
8 yrs. and over	10.8%

Average Effective Duration (for all Fixed Income Holdings) 5.4 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AR9195	3.00%	03/01/43	4.9%
FHR 3859 JB	5.00%	05/15/41	4.2%
FNMA TBA July 15YR	2.50%	07/16/30	3.3%
FHLMC Q02664	4.50%	08/01/41	2.8%
Ericsson LM	4.125%	05/15/22	2.7%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.6%
GNMA II 005175	4.50%	09/20/41	2.3%
FHLMC Q29260	4.00%	10/01/44	2.3%
FHLMC Q29056	4.00%	10/01/44	2.2%
Rowan Cos, Inc.	4.875%	06/01/22	2.1%
Total of Net Assets			29.4%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2015 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 31.2%
U.S. Government Agency Obligations 31.2%
Federal Home Loan Mortgage Corporation 13.7%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,721,918
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	1,057 M	1,150,908
FHLMC Q02664
4.5%, 08/01/41	1,681 M	1,821,124
FHLMC Q29260
4%, 10/01/44	1,395 M	1,477,903
FHLMC Q29056
4%, 10/01/44	1,343 M	1,424,134
FHLMC G08637
4%, 04/01/45	278 M	294,468
		6,168,537
Total Federal Home Loan Mortgage Corporation		8,890,455

Federal National Mortgage Association 15.1%
Mortgage-Backed Securities:
15-Year:
FNMA TBA July 15YR
2.5%, 07/16/30(a)	2,100 M	2,122,148
30-Year:
FNMA 725423
5.5%, 05/01/34	883 M	996,797
FNMA 725610
5.5%, 07/01/34	814 M	917,191
FNMA AD9193
5%, 09/01/40	808 M	896,796
FNMA AR9195
3%, 03/01/43	3,174 M	3,172,342
FNMA AT2016
3%, 04/01/43	875 M	874,042
FNMA AL5718
3.5%, 09/01/44	790 M	815,296
		7,672,464
Total Federal National Mortgage Association		9,794,612

Government National Mortgage Corporation 2.4%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	45 M	45,495
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,372 M	1,500,932
Total Government National Mortgage Corporation		1,546,427
Total U.S. Government Obligations (Cost $20,211,403)		20,231,494

Domestic Corporate Bonds 60.9%
Basic Industry 9.2%
Agrium, Inc.
3.375%, 03/15/25	600 M	570,766
Alfa SAB de CV
5.25%, 03/25/24(b)	930 M	957,900
Allegheny Technologies, Inc.
6.375%, 08/15/23	44 M	45,596
Barrick Gold Corp.
4.1%, 05/01/23	270 M	262,666
Glencore Funding LLC
4.125%, 05/30/23(b)	540 M	522,615
Methanex Corp.
5.25%, 03/01/22	1,230 M	1,316,342
Monsanto Co.
2.85%, 04/15/25	460 M	422,791
Packaging Corp of America
4.5%, 11/01/23	400 M	412,688
PaperWorks Finance LLC
9.5%, 08/15/19(b)	45 M	44,944
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,313,820
Steel Dynamics, Inc.
5.5%, 10/01/24	65 M	65,162
		5,935,290
Capital Goods 0.2%
TransDigm, Inc.
6.5%, 07/15/24	115 M	114,138

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Communications 10.1%
21st Century Fox America, Inc.
3.7%, 09/15/24	800 M	$806,345
American Tower Corp.
4%, 06/01/25	885 M	863,327
Bankrate, Inc.
6.125%, 08/15/18(b)	275 M	268,125
British Sky Broadcasting Group
3.75%, 09/16/24(b)	800 M	781,370
CCO Holdings Capital Corp.
5.125%, 05/01/23(b)	115 M	112,269
Digicel Ltd.
6%, 04/15/21(b)	125 M	120,827
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,312,976
Level 3 Financing, Inc.
5.375%, 08/15/22	240 M	243,300
Rogers Communications, Inc.
4.1%, 10/01/23	830 M	850,722
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,173,264
		6,532,525
Consumer Cyclical 5.1%
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	875 M	873,223
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	162 M	162,068
Chrysler Group LLC
8.25%, 06/15/21	171 M	186,817
Ford Motor Credit Co., LLC
3.664%, 09/08/24	1,115 M	1,100,722
Toll Brothers Finance Corp.
5.875%, 02/15/22	85 M	91,588
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	945 M	924,871
		3,339,289
Consumer Non-Cyclical 5.6%
Actavis Funding SCS
3%, 03/12/20	250 M	251,303
3.8%, 03/15/25	350 M	343,981
Capella Healthcare, Inc.
9.25%, 07/01/17	205 M	210,381
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	230 M	243,513
Diamond Foods, Inc.
7%, 03/15/19(b)	55 M	56,513
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	25 M	27,250
Laboratory Corp of America Holdings
3.6%, 02/01/25	695 M	663,703
Pernod Ricard SA
4.45%, 01/15/22(b)	1,010 M	1,062,199
Quest Diagnostics, Inc.
3.5%, 03/30/25	550 M	522,196
US Foods, Inc.
8.5%, 06/30/19	177 M	184,965
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	55 M	56,375
		3,622,379
Energy 7.5%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	221 M	233,792
Columbia Pipeline Group, Inc.
3.3%, 06/01/20(b)	195 M	195,807
EQT Midstream Partners LP
4%, 08/01/24	800 M	757,573
Nabors Industries, Inc.
5.1%, 09/15/23	710 M	705,474
Oceaneering Int’l. Inc
4.65%, 11/15/24	750 M	749,657
Penn Virginia Resource Partners LP
8.375%, 06/01/20	104 M	112,970
Rowan Cos, Inc.
4.875%, 06/01/22	1,390 M	1,381,066
Southwestern Energy Co.
4.95%, 01/23/25	500 M	505,382
Weatherford Int’l. Ltd
5.125%, 09/15/20	205 M	208,757
		4,850,478
Financials 4.3%
Brookfield Asset Management, Inc.
4%, 01/15/25	990 M	980,296
Jefferies Finance LLC
7.5%, 04/15/21(b)	50 M	50,117
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	425 M	421,662
Prospect Capital Corp.
5%, 07/15/19	500 M	516,427
Wells Fargo & Co.
4.1%, 06/03/26	810 M	813,136
		2,781,638
Insurance 3.1%
CNO Financial Group, Inc.
5.25%, 05/30/25	75 M	76,403
Kemper Corp.
4.35%, 02/15/25	800 M	795,294
TIAA Asset Management Fin., Co., LLC
4.125%, 11/01/24(b)	910 M	916,944
XL Group PLC
6.5%, 10/29/49(c)	240 M	205,951
		1,994,592
Real Estate 6.3%
ARC Properties Operating Partnership LP
4.6%, 02/06/24	275 M	268,527
CBL & Associates LP
5.25%, 12/01/23	925 M	951,535
Hospitality Properties Trust
4.5%, 03/15/25	1,020 M	1,003,783
Retail Opportunity Investments Partnership LP
4%, 12/15/24	1,350 M	1,336,346
Retail Properties of America, Inc.
4%, 03/15/25	575 M	558,068
		4,118,259
Technology 6.9%
Amphenol Corp.
2.55%, 01/30/19	925 M	937,166
Ericsson LM
4.125%, 05/15/22	1,685 M	1,746,017
Fidelity National Information Services, Inc.	.
3.875%, 06/05/24	800 M	791,042
NXP BV
4.625%, 06/15/22(b)	65 M	64,594
QUALCOMM, Inc.
4.8%, 05/20/45	1,000 M	958,348
		4,497,167
Transportation 2.6%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,690 M	1,702,014

Total Domestic Corporate Bonds (Cost $39,596,024)		39,487,769

Bank Loans 0.2%
Basic Industry 0.1%
Performance Food Group, Inc.
6.25%, 11/14/19(d)	75 M	75,184

Technology 0.1%
Deltek, Inc.
4.5%, 10/10/18(e)	45 M	44,823

Total Bank Loans (Cost $118,543)		120,007

	Shares
Institutional Money Market Funds 10.3%
State Street Institutional US Government Money Market Fund (Cost $6,715,987)	6,715,987	6,715,987
Total Investments 102.6% (Cost $66,641,957)†		66,555,257

Excess of Liabilities Over Other Assets (2.6)%		(1,665,405)

Net Assets 100.0%		$64,889,852

†                  Cost for federal income tax purposes is $66,641,957. At June 30, 2015 unrealized depreciation for federal income tax purposes aggregated $86,700 of which $606,938 related to appreciated securities and $693,638 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of rule 144A securities amounted to $7,523,593 or 11.59% of net assets.

(c)          XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)         Performance Food Group, Inc. has a variable interest rate that floats quarterly on 14th of February, May, August, and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

(e)          Deltek, Inc. has a variable interest rate that floats quarterly on 15th of January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 3.50%. correct

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at June 30, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.1%
Financials	16.9%
Health Care	16.3%
Consumer Discretionary	10.7%

Sector	Percent of Net Assets
Consumer Staples	10.4%
Industrials	10.2%
Energy	8.3%
Telecommunication Services	3.0%
Materials	1.5%

Top 10 Holdings**

Description	Percent of Net Assets
Wells Fargo & Co.	2.5%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Texas Instruments, Inc.	2.3%
Visa, Inc.	2.2%

Description	Percent of Net Assets
Boeing Co.	1.9%
Merck & Co., Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%
Cisco Systems, Inc.	1.8%
Discover Financial Services	1.8%
Total of Net Assets	21.1%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.8%
Consumer Discretionary 10.7%
Bed Bath & Beyond, Inc.*	18,320	$1,263,713
Comcast Corp.	40,000	2,397,600
Gap, Inc.	25,000	954,250
Lear Corp.	14,500	1,627,770
Macy’s, Inc.	20,000	1,349,400
McDonald’s Corp.	22,000	2,091,540
Nordstrom, Inc.	10,000	745,000
Omnicom Group, Inc.	22,500	1,563,525
Priceline.com, Inc.*	900	1,036,233
Time Warner Cable, Inc.	7,500	1,336,275
Time Warner, Inc.	25,000	2,185,250
TJX Cos., Inc.	40,000	2,646,800
		19,197,356
Consumer Staples 8.8%
CVS Health Corp.	30,000	3,146,400
Kraft Foods Group, Inc.	25,000	2,128,500
McCormick &Co., Inc.	25,000	2,023,750
PepsiCo, Inc.	32,500	3,033,550
Philip Morris Int’l., Inc.	30,000	2,405,100
Procter & Gamble Co.	40,000	3,129,600
		15,866,900
Energy 8.3%
Chevron Corp.	25,000	2,411,750
EOG Resources, Inc.	24,000	2,101,200
ExxonMobil Corp.	35,000	2,912,000
Marathon Oil Corp.	30,000	796,200
Marathon Petroleum Corp.	40,000	2,092,400
Noble Energy, Inc.	50,000	2,134,000
Schlumberger Ltd.	30,000	2,585,700
		15,033,250
Financials 16.9%
ACE Ltd.	15,000	1,525,200
American Express Co.	30,000	2,331,600
CME Group, Inc.	30,000	2,791,800
Discover Financial Services	55,000	3,169,100
JPMorgan Chase & Co.	45,000	3,049,200
McGraw-Hill Financial, Inc.	30,000	3,013,500
MetLife, Inc.	40,000	2,239,600
Morgan Stanley	79,000	3,064,410
PNC Financial Services Group, Inc.	20,000	1,913,000
The Travelers Cos., Inc.	30,000	2,899,800
Wells Fargo & Co.	80,000	4,499,200
		30,496,410
Health Care 15.4%
Amgen, Inc.	20,000	3,070,400
Becton Dickinson & Co.	15,000	2,124,750
Bristol-Myers Squibb Co.	50,000	3,327,000
Eli Lilly & Co.	25,000	2,087,250
Gilead Sciences, Inc.	20,000	2,341,600
Johnson & Johnson	17,500	1,705,550
Medtronic PLC	40,000	2,964,000
Merck &Co., Inc.	60,000	3,415,800
Stryker Corp.	12,000	1,146,840
UnitedHealth Group, Inc.	15,000	1,830,000
Zimmer Holdings, Inc.	14,000	1,529,220
Zoetis, Inc.	47,500	2,290,450
		27,832,860
Industrials 9.7%
Boeing Co.	25,000	3,468,000
Canadian National Railway Co.	46,200	2,668,050
General Dynamics Corp.	15,000	2,125,350
Honeywell Int’l., Inc.	30,000	3,059,100
Tyco Int’l. Plc	45,000	1,731,600
United Technologies Corp.	20,000	2,218,600
Verisk Analytics, Inc.*	30,000	2,182,800
		17,453,500
Information Technology 21.1%
Accenture PLC	28,000	2,709,840
ANSYS, Inc.*	20,000	1,824,800
Apple, Inc.	35,000	4,389,875
Check Point Software Technologies Ltd.*	35,000	2,784,250
Cisco Systems, Inc.	120,000	3,295,200
Cognizant Technology Solutions Corp.*	30,000	1,832,700

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
EMC Corp.	85,000	$2,243,150
Google, Inc. Cl C*	3,509	1,826,470
Microsoft Corp.	99,970	4,413,675
Seagate Technology PLC	40,000	1,900,000
Synopsys, Inc.*	30,000	1,519,500
Texas Instruments, Inc.	80,000	4,120,800
Visa, Inc.	60,000	4,029,000
Western Union Co.	60,000	1,219,800
		38,109,060
Materials 1.5%
EI Du Pont de Nemours &
Co.	15,000	959,250
Praxair, Inc.	15,000	1,793,250
		2,752,500
Telecommunication Services 2.4%
Rogers Communications, Inc.	35,000	1,243,550
Verizon Communications, Inc.	65,000	3,029,650
		4,273,200
Total Domestic Common Stocks (Cost $91,423,761)		171,015,036

Foreign Stocks & ADRs 3.6%
Mexico 0.6%
America Movil SAB de CV ADR	50,000	1,065,500

Netherlands 1.6%
Unilever NV ADR	67,500	2,824,200

Switzerland 1.4%
ABB Ltd. ADR	45,000	939,600
Roche Holding AG ADR	45,000	1,577,250
		2,516,850
Total Foreign Stocks & ADRs (Cost $6,596,182)		6,406,550

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $1,821,367)	1,821,367	1,821,367
Total Investments 99.4% (Cost $99,841,310)†		179,242,953

Other Assets in Excess of Liabilities 0.6%		1,106,495

Net Assets 100.0%		$180,349,448

*                      Non-income producing.

†                      Cost for federal income tax purposes is $99,841,310. At June 30, 2015 unrealized appreciation for federal income tax purposes aggregated $79,401,643 of which $80,283,370 related to appreciated securities and $881,727 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile

at June 30, 2015

Top Sectors*

Sector	Percent of Net Assets
Financials	19.3%
Industrials	18.7%
Consumer Discretionary	18.2%
Information Technology	16.3%

Sector	Percent of Net Assets
Health Care	15.1%
Energy	4.7%
Utilities	2.6%
Consumer Staples	1.7%
Materials	1.6%

Top 10 Holdings**

Description	Percent of Net Assets
Nuance Communications, Inc.	4.2%
MEDNAX, Inc.	3.9%
Quanta Services, Inc.	3.4%
HCC Insurance Holdings, Inc.	3.0%
Waste Connections, Inc.	2.9%

Description	Percent of Net Assets
ON Semiconductor Corp.	2.7%
LKQ Corp.	2.7%
ITC Holdings Corp.	2.6%
DENTSPLY Int’l., Inc.	2.6%
East West Bancorp, Inc.	2.5%
Total of Net Assets	30.5%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

“

Schedule of Investments

at June 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 91.7%
Consumer Discretionary 18.2%
Ascena Retail Group, Inc.*	21,220	$353,419
Bloomin’ Brands, Inc.	17,200	367,220
BorgWarner, Inc.	5,710	324,557
Coach, Inc.	5,000	173,050
Jarden Corp.*	7,995	413,741
John Wiley & Sons, Inc.	5,220	283,811
LKQ Corp.*	15,220	460,329
MDC Partners, Inc.	7,890	155,433
PVH Corp.	1,620	186,624
TRI Pointe Homes, Inc.*	26,270	401,931
		3,120,115
Consumer Staples 1.7%
Flowers Foods, Inc.	13,890	293,773

Energy 4.7%
Core Laboratories NV	1,730	197,289
FMC Technologies, Inc.*	4,650	192,929
Noble Energy, Inc.	6,160	262,909
Range Resources Corp.	2,980	147,152
		800,279
Financials 14.0%
Affiliated Managers Group, Inc.*	1,570	343,202
East West Bancorp, Inc.	9,620	431,169
HCC Insurance Holdings, Inc.	6,650	510,986
Invesco Ltd.	9,350	350,532
Raymond James Financial, Inc.	5,230	311,603
Signature Bank*	1,380	202,018
SVB Financial Group*	1,790	257,724
		2,407,234
Health Care 15.1%
Bio-Rad Laboratories, Inc.*	1,163	175,160
Bio-Techne Corp.	2,050	201,864
DENTSPLY Int’l., Inc.	8,800	453,640
Henry Schein, Inc.*	2,790	396,515
MEDNAX, Inc.*	8,920	661,061
STERIS Corp.	2,810	181,076
Varian Medical Systems, Inc.*	3,130	263,953
Zimmer Holdings, Inc.	2,380	259,967
		2,593,236
Industrials 18.7%
Ametek, Inc.	6,720	368,121
Genesee & Wyoming, Inc.*	5,550	422,799
IHS, Inc.*	2,100	270,123
Jacobs Engineering Group, Inc.*	8,690	352,988
Knight Transportation, Inc.	6,100	163,114
Masco Corp.	10,670	284,569
Quanta Services, Inc.*	20,010	576,688
Stericycle, Inc.*	2,090	279,872
Waste Connections, Inc.	10,430	491,462
		3,209,736
Information Technology 15.1%
Dolby Laboratories, Inc.	8,630	342,438
Microchip Technology, Inc.	8,570	406,432
Nuance Communications, Inc.*	41,120	720,011
ON Semiconductor Corp.*	39,650	463,509
Open Text Corp.	4,820	195,355
Plantronics, Inc.	3,410	192,017
Skyworks Solutions, Inc.	2,560	266,496
		2,586,258
Materials 1.6%
Steel Dynamics, Inc.	13,090	271,159

Utilities 2.6%
ITC Holdings Corp.	14,160	455,669
Total Domestic Common Stocks (Cost $12,735,840)		15,737,459

Foreign Stocks & ADRs 1.2%
Israel 1.2%
NICE Systems Ltd. ADR (Cost $101,197)	3,230	205,396
Real Estate Investment Trusts 5.3%
Financials 5.3%
Digital Realty Trust, Inc.(a)	4,360	290,725
Gaming and Leisure Properties, Inc.	6,640	243,422
Home Properties, Inc.(a)	5,200	379,860
Total Real Estate Investment Trusts (Cost $790,959)		914,007

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Institutional Money Market Funds 1.6%
State Street Institutional US Government Money Market Fund (Cost $274,900)	274,900	274,900
Total Investments 99.8% (Cost $13,902,896)†		$17,131,762

Other Assets in Excess of Liabilities 0.2%		38,182

Net Assets 100.0%		$17,169,944

*                      Non-income producing.

†                      Cost for federal income tax purposes is $13,902,896. At June 30, 2015 unrealized appreciation for federal income tax purposes aggregated $3,228,866 of which $3,647,785 related to appreciated securities and $418,919 related to depreciated securities.

(a)              Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile

at June 30, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.2%
Industrials	20.3%
Health Care	19.2%
Financials	16.7%
Consumer Discretionary	15.7%
Energy	3.2%
Materials	1.1%

Top 10 Holdings**

Description	Percent of Net Assets
QLogic Corp.	2.1%
HCC Insurance Holdings, Inc.	2.0%
Nuance Communications, Inc.	2.0%
Bloomin’ Brands, Inc.	1.9%
Oxford Industries, Inc.	1.9%
IPC The Hospitalist Co., Inc.	1.9%
Evercore Partners, Inc.	1.8%
Toro Co.	1.7%
ON Semiconductor Corp.	1.7%
Globus Medical, Inc.	1.7%
Total of Net Assets	18.7%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.4%
Consumer Discretionary 15.7%
American Eagle Outfitters, Inc.	41,200	$709,464
Bloomin’ Brands, Inc.	51,510	1,099,738
KB Home	30,900	512,940
MDC Partners, Inc.	36,334	715,780
Men’s Wearhouse, Inc.	14,100	903,387
Oxford Industries, Inc.	12,500	1,093,125
Penn National Gaming, Inc.*	47,480	871,258
Select Comfort Corp.*	23,270	699,729
Texas Roadhouse, Inc.	21,550	806,617
TRI Pointe Homes, Inc.*	60,500	925,650
Vitamin Shoppe, Inc.*	16,530	616,073
		8,953,761
Energy 3.2%
Carrizo Oil & Gas, Inc.*	10,600	521,944
Dril-Quip, Inc.*	5,156	387,989
Gulfport Energy Corp.*	9,200	370,300
PDC Energy, Inc.*	10,300	552,492
		1,832,725
Financials 12.9%
East West Bancorp, Inc.	18,050	809,001
Endurance Specialty Holdings Ltd.	14,400	946,080
Evercore Partners, Inc.	18,770	1,012,829
HCC Insurance Holdings, Inc.	15,200	1,167,968
PRA Group, Inc.*	12,650	788,222
PrivateBancorp, Inc.	15,400	613,228
Stifel Financial Corp.*	13,500	779,490
Webster Financial Corp.	16,200	640,710
Western Alliance Bancorp*	18,300	617,808
		7,375,336
Health Care 19.2%
AngioDynamics, Inc.*	28,094	460,742
Bio-Rad Laboratories, Inc.*	4,086	615,392
Bio-Techne Corp.	6,700	659,749
Cynosure, Inc.*	13,300	513,114
Globus Medical, Inc.*	37,200	954,924
Haemonetics Corp.*	21,680	896,685
ICON PLC*	12,820	862,786
IPC The Hospitalist Co., Inc.*	19,600	1,085,644
Magellan Health Services, Inc.*	10,730	751,851
MedAssets, Inc.*	41,100	906,666
NuVasive, Inc.*	12,240	579,931
Omnicell, Inc.*	16,800	633,528
Owens & Minor, Inc.	17,100	581,400
Sirona Dental Systems, Inc.*	9,460	949,973
STERIS Corp.	8,500	547,740
		11,000,125
Industrials 20.3%
Clarcor, Inc.	13,874	863,518
Clean Harbors, Inc.*	11,900	639,506
Esterline Technologies Corp.*	7,960	758,906
Genesee & Wyoming, Inc.*	7,970	607,155
Healthcare Services Group, Inc.	28,000	925,400
Hub Group Inc.*	16,870	680,536
Interface,Inc.	30,000	751,500
Knight Transportation, Inc.	21,050	562,877
MasTec, Inc.*	18,100	359,647
MYR Group, Inc.*	19,260	596,290
Regal Beloit Corp.	7,350	533,536
Ritchie Bros Auctioneers, Inc.	28,610	798,791
Swift Transportation Co.*	24,000	544,080
Team, Inc.*	15,800	635,950
Toro Co.	14,600	989,588
Waste Connections, Inc.	12,200	574,864
Woodward Governor Co.	13,800	758,862
		11,581,006
Information Technology 22.0%
Acxiom Corp.*	37,400	657,492
Aspen Technology, Inc.*	14,500	660,475
Bottomline Technologies de, Inc.*	22,200	617,382
CommVault Systems, Inc.*	14,100	597,981

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
FEI Co.	3,900	$323,427
Finisar Corp.*	28,000	500,360
j2 Global, Inc.	8,500	577,490
Lattice Semiconductor Corp.*	101,660	598,777
Microsemi Corp.*	24,300	849,285
Nuance Communications, Inc.*	63,700	1,115,387
ON Semiconductor Corp.*	81,700	955,073
Open Text Corp.	9,840	398,815
Plantronics, Inc.	10,590	596,323
Power Integrations, Inc.	12,400	560,232
QLogic Corp.*	83,620	1,186,568
Rovi Corp.*	33,300	531,135
Rudolph Technologies, Inc.*	49,800	598,098
Tower Semiconductor Ltd.*	38,900	600,616
Xcerra Corp.*	83,500	632,095
		12,557,011
Materials 1.1%
Berry Plastics Group, Inc.*	19,900	644,760
Total Domestic Common Stocks (Cost $42,265,052)		53,944,724

Foreign Stocks & ADRs 1.2%
Israel 1.2%
NICE Systems Ltd. ADR (Cost $244,469)	10,130	644,167

Real Estate Investment Trusts 3.8%
Financials 3.8%
BioMed Realty Trust, Inc.(a)	39,020	754,647
Corporate Office Properties Trust(a)	31,300	736,802
Home Properties, Inc.(a)	9,490	693,244
Total Real Estate Investment Trusts (Cost $1,890,143)		2,184,693

Institutional Money Market Funds 0.7%
State Street Institutional US
Government Money Market Fund (Cost $418,338)	418,338	418,338
Total Investments 100.1% (Cost $44,818,002)†		57,191,922

Excess of Liabilities Over
Other Assets (0.1)%		(60,650)

Net Assets 100.0%		$57,131,272

*                      Non-income producing.

†                      Cost for federal income tax purposes is $44,818,002. At June 30, 2015 unrealized appreciation for federal income tax purposes aggregated $12,373,920 of which $13,543,770 related to appreciated securities and $1,169,850 related to depreciated securities.

(a)              Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Statement of Assets and Liabilities

at June 30, 2015 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Assets
Investments at value	$16,241,311	$66,555,257	$179,242,953
Cash	13,988	54,171	—
Receivable for securities sold	—	—	1,057,454
Receivable for fund shares sold	556	7,337	25,298
Receivable for interest	12,791	493,913	—
Receivable for dividends	10,825	—	194,563
Receivable for litigation proceeds	3,190	—	56,740
Total Assets	16,282,661	67,110,678	180,577,008

Liabilities
Payable for securities purchased	211,351	2,113,508	—
Payable for fund shares repurchased	2,071	55,681	76,762
Accrued expenses	10,449	24,792	59,540
Management fee payable	7,336	21,476	76,048
Fund service fee payable	1,334	5,369	15,210
Total Liabilities	232,541	2,220,826	227,560
Net Assets	$16,050,120	$64,889,852	$180,349,448
Shares Outstanding	1,189,495	6,610,481	10,106,699
Net Asset Value and Maximum Offering Price Per Share	$13.49	$9.82	$17.84

Net Assets Represent
Shares of beneficial interest (par value)	$1,189	$6,610	$10,107
Paid-in capital	11,076,686	65,100,647	86,583,915
Accumulated undistributed net investment income (loss)	83,197	902,649	1,288,226
Accumulated undistributed net realized gain (loss) on investments and foreign exchange	635,840	(1,033,354)	13,065,781
Unrealized appreciation (depreciation) of investments and foreign exchange	4,253,208	(86,700)	79,401,419
Net Assets	$16,050,120	$64,889,852	$180,349,448
Investments at Cost	$11,988,087	$66,641,957	$99,841,310

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP	SVP
	Mid Cap	Small Company
	Fund	Fund
Assets
Investments at value	$17,131,762	$57,191,922
Receivable for fund shares sold	51,339	1,752
Receivable for dividends	7,839	32,241
Total Assets	17,190,940	57,225,915

Liabilities
Payable for fund shares repurchased	2	29,925
Accrued expenses	12,315	35,860
Management fee payable	7,232	24,048
Fund service fee payable	1,447	4,810
Total Liabilities	20,996	94,643
Net Assets	$17,169,944	$57,131,272
Shares Outstanding	1,308,302	3,655,523
Net Asset Value and Maximum Offering Price Per Share	$13.12	$15.63

Net Assets Represent
Shares of beneficial interest (par value)	$1,308	$3,656
Paid-in capital	12,956,854	38,891,294
Accumulated undistributed net investment income (loss)	14,272	(58,072)
Accumulated undistributed net realized gain (loss) on investments and foreign exchange	968,644	5,920,474
Unrealized appreciation (depreciation) of investments and foreign exchange	3,228,866	12,373,920
Net Assets	$17,169,944	$57,131,272
Investments at Cost	$13,902,896	$44,818,002

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the fiscal six months ended June 30, 2015 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Investment Income
Dividends	$103,342 *	$—	$1,980,511 *
Interest	49,211	1,118,899 *	54
Total Income	152,553	1,118,899	1,980,565

Expenses
Management advisory fee	43,962	133,130	472,449
Transfer agent fees	2,300	2,300	2,300
Custodian fees	3,400	8,350	6,000
Accounting and administration services	7,993	33,282	94,490
Auditing fees	3,700	10,500	25,000
Legal fees	1,600	5,000	14,500
Printing fees	1,600	10,000	12,000
Trustees’ and Chief Compliance Officer’s fees and expenses	2,500	10,000	29,000
Other	2,292	8,155	23,660
Total Expenses	69,347	220,717	679,399
Net Investment Income (Loss)	83,206	898,182	1,301,166

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	677,997	(19,154)	11,671,172
Foreign currency transactions	(20)	—	(273)
Net realized gain (loss)	677,977	(19,154)	11,670,899
Net change in unrealized appreciation (depreciation) during the period:
Investments	(714,258)	(910,295)	(11,131,977)
Foreign currency translations	7	—	96
Net change in unrealized appreciation (depreciation)	(714,251)	(910,295)	(11,131,881)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations	(36,274)	(929,449)	539,018
Net Increase (Decrease) in Net Assets from Operations	$46,932	$(31,267)	$1,840,184

*Net of foreign tax withholding of $1,238 in the SVP Balanced Fund, $485 in the SVP Bond Fund and $21,966 in the SVP Common Stock Fund.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP		SVP
	Mid Cap		Small Company
	Fund		Fund
Investment Income
Dividends	$81,536	*	$168,913 *
Interest	—		3
Total Income	81,536		168,916

Expenses
Management advisory fee	43,436		145,289
Transfer agent fees	2,300		2,300
Custodian fees	2,500		9,000
Accounting and administration services	8,687		29,058
Auditing fees	4,400		8,500
Legal fees	1,650		5,000
Printing fees	2,250		12,000
Trustees’ and Chief Compliance Officer’s fees and expenses	3,000		8,500
Other	2,289		7,341
Total Expenses	70,512		226,988
Net Investment Income (Loss)	11,024		(58,072)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	1,005,282		4,993,214
Net change in unrealized appreciation (depreciation)	(97,143)		(1,038,445)
Net Realized and Unrealized Gain (Loss) on Investments	908,139		3,954,769
Net Increase (Decrease) in Net Assets from Operations	$919,163		$3,896,697

*Net of foreign tax withholding of $1,090 in the SVP Mid Cap Fund and $5,128 in the SVP Small Company Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	SVP		SVP		SVP
	Balanced		Bond		Common Stock
	Fund		Fund		Fund
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/15	Year Ended	06/30/15	Year Ended	06/30/15	Year Ended
	(Unaudited)	12/31/14	(Unaudited)	12/31/14	(Unaudited)	12/31/14
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$83,206	$206,183	$898,182	$1,893,924	$1,301,166	$3,254,605
Net realized gain (loss) on sales of investments and foreign currency transactions	677,977	841,846	(19,154)	(657,496)	11,670,899	20,792,480
Net change in unrealized appreciation (depreciation)	(714,251)	133,323	(910,295)	1,255,912	(11,131,881)	(4,134,339)
Net increase (decrease) in net assets from operations	46,932	1,181,352	(31,267)	2,492,340	1,840,184	19,912,746

Distributions to Shareholders
From net investment income	—	(255,911)	—	(2,059,210)	—	(3,268,748)
From net realized gain on investments and foreign currency transactions	—	(1,001,844)	—	—	—	(23,035,223)
Return of capital	—	(1,005)	—	—	—	—
Total distributions to shareholders	—	(1,258,760)	—	(2,059,210)	—	(26,303,971)

From Share Transactions (see note 4)
Net proceeds from sales of shares	777,194	1,612,280	4,334,511	13,366,097	2,203,606	4,762,216
Net asset value of shares in reinvestment of dividends and distributions	—	1,258,760	—	2,059,210	—	26,303,971
	777,194	2,871,040	4,334,511	15,425,307	2,203,606	31,066,187
Less: Payments for shares reacquired	(737,076)	(3,286,268)	(6,479,964)	(10,455,901)	(22,218,497)	(46,781,643)
Increase (decrease) in net assets from capital share transactions	40,118	(415,228)	(2,145,453)	4,969,406	(20,014,891)	(15,715,456)
Total Increase (Decrease) in Net Assets for period	87,050	(492,636)	(2,176,720)	5,402,536	(18,174,707)	(22,106,681)
Net Assets: Beginning of period	15,963,070	16,455,706	67,066,572	61,664,036	198,524,155	220,630,836
Net Assets: End of period	$16,050,120	$15,963,070	$64,889,852	$67,066,572	$180,349,448	$198,524,155
Undistributed Net Investment Income (Loss) at End of Period	$83,197	$(9)	$902,649	$4,467	$1,288,226	$(12,940)

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP		SVP
	Mid Cap		Small Company
	Fund		Fund
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/15	Year Ended	06/30/15	Year Ended
	(Unaudited)	12/31/14	(Unaudited)	12/31/14
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$11,024	$71,791	$(58,072)	$265,940
Net realized gain (loss) on sales of
investments	1,005,282	3,434,184	4,993,214	9,922,457
Net change in unrealized appreciation
(depreciation)	(97,143)	(2,691,897)	(1,038,445)	(6,550,343)
Net increase (decrease) in net assets
from operations	919,163	814,078	3,896,697	3,638,054

Distributions to Shareholders
From net investment income	—	(70,680)	—	(282,135)
From net realized gain on investments	—	(3,608,498)	—	(9,103,863)
Total distributions to shareholders	—	(3,679,178)	—	(9,385,998)

From Share Transactions (see note 4)
Net proceeds from sales of shares	478,503	1,024,186	1,000,916	2,257,387
Net asset value of shares in reinvestment
of dividends and distributions	—	3,679,178	—	9,385,998
	478,503	4,703,364	1,000,916	11,643,385
Less: Payments for shares reacquired	(1,625,491)	(2,939,379)	(5,701,582)	(10,093,850)
Increase (decrease) in net assets from
capital share transactions	(1,146,988)	1,763,985	(4,700,666)	1,549,535
Total Increase (Decrease) in Net Assets
for period	(227,825)	(1,101,115)	(803,969)	(4,198,409)
Net Assets: Beginning of period	17,397,769	18,498,884	57,935,241	62,133,650
Net Assets: End of period	$17,169,944	$17,397,769	$57,131,272	$57,935,241
Undistributed Net Investment
Income (Loss) at End of Period	$14,272	$3,248	$(58,072)	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected per share data and ratios. Selected data for a share of beneficial interest outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions
					Net gains or
					losses on
			Net asset	Net	securities		Dividends	Distributions
	Fiscal year		value,	investment	(both realized	Total from	(from net	(from			Net asset
SVP	(period		beginning	income	and	Investment	investment	realized	Return of	Total	value, end
Fund	ended)		of period	(loss)^	unrealized)	operations	income)	gains)	capital	distributions	of period
Balanced
	12/31/10		$10.82	$0.18	$1.14	$1.32	$0.19	$—	$—	$0.19	$11.95
	12/31/11		11.95	0.21	0.28	0.49	0.30	0.32	—	0.62	11.82
	12/31/12		11.82	0.19	1.16	1.35	0.27	0.77	—	1.04	12.13
	12/31/13		12.13	0.18	2.10	2.28	0.21	0.67	—	0.88	13.53
	12/31/14		13.53	0.18	0.88	1.06	0.23	0.91	—	1.14	13.45
	06/30/15	(U)	13.45	0.07	(0.03)	0.04	—	—	—	—	13.49
Bond
	12/31/10		9.98	0.33	0.40	0.73	0.39	0.53	—	0.92	9.79
	12/31/11		9.79	0.29	0.40	0.69	0.35	—	0.07	0.42	10.06
	12/31/12		10.06	0.22	0.44	0.66	0.31	0.31	—	0.62	10.10
	12/31/13		10.10	0.26	(0.29)	(0.03)	0.32	—	—	0.32	9.75
	12/31/14		9.75	0.29	0.10	0.39	0.31	—	—	0.31	9.83
	06/30/15	(U)	9.83	0.13	(0.14)	(0.01)	—	—	—	—	9.82
Common Stock
	12/31/10		11.90	0.16	1.72	1.88	0.17	—	—	0.17	13.61
	12/31/11		13.61	0.20	0.09	0.29	0.22	—	—	0.22	13.68
	12/31/12		13.68	0.26	1.80	2.06	0.28	0.31	—	0.59	15.15
	12/31/13		15.15	0.26	4.52	4.78	0.28	1.26	—	1.54	18.39
	12/31/14		18.39	0.30	1.61	1.91	0.33	2.28	—	2.61	17.69
	06/30/15	(U)	17.69	0.12	0.03	0.15	—	—	—	—	17.84
Mid Cap
	12/31/10		8.74	—	2.06	2.06	0.01	—	—	0.01	10.79
	12/31/11		10.79	—	0.39	0.39	—	—	—	0.00	11.18
	12/31/12		11.18	0.03	1.35	1.38	0.03	—	—	0.03	12.53
	12/31/13		12.53	0.01	4.03	4.04	0.01	1.55	—	1.56	15.01
	12/31/14		15.01	0.06	0.66	0.72	0.06	3.22	—	3.28	12.45
	06/30/15	(U)	12.45	0.01	0.66	0.67	—	—	—	—	13.12
Small Company
	12/31/10		11.78	—	2.80	2.80	0.01	—	—	0.01	14.57
	12/31/11		14.57	(0.01)	0.45	0.44	—	0.37	—	0.37	14.64
	12/31/12		14.64	0.07	1.58	1.65	0.08	2.08	—	2.16	14.13
	12/31/13		14.13	0.01	4.88	4.89	0.01	2.69	—	2.70	16.32
	12/31/14		16.32	0.07	1.03	1.10	0.08	2.71	—	2.79	14.63
	06/30/15	(U)	14.63	(0.02)	1.02	1.00	—	—	—	—	15.63

Amounts designated as “-” are either zero or represent less than $0.005 or $(0.005).

The accompanying notes are an integral part of the financial statements.

				Ratios/Supplemental Data
						Ratio of net
			Net assets at	Ratio of		investment
			end of	expenses to		income (loss) to		Portfolio
SVP	Total return		period (000	average net		average net		turnover
Fund	(%)*		omitted)	assets (%)		assets (%)		rate (%)
Balanced
	12.19		$18,739	0.85		1.62		197
	4.05		14,926	0.83		1.70		159
	11.44		14,433	0.83		1.46		175
	18.88		16,456	0.87		1.37		220
	7.81		15,963	0.90		1.31		76
	0.30	++	16,050	0.87	+	1.04	+	25	++
Bond
	7.33		65,967	0.63		3.17		607
	7.04		71,131	0.63		2.89		539
	6.53		68,313	0.63		2.07		499
	(0.33)		61,664	0.67		2.64		256
	4.01		67,067	0.65		2.90		117
	(0.10	)++	64,890	0.66	+	2.70	+	73	++
Common Stock
	15.80		215,237	0.70		1.32		9
	2.10		196,768	0.69		1.47		5
	15.10		197,250	0.70		1.73		0	#
	31.73		220,631	0.72		1.49		8
	10.34		198,524	0.72		1.57		13
	0.85	++	180,349	0.72	+	1.38	+	5	++
Mid Cap
	23.51		17,558	0.81		0.05		32
	3.62		16,134	0.83		(0.03)		45
	12.34		15,382	0.84		0.21		26
	32.32		18,499	0.84		0.09		40
	4.63		17,398	0.83		0.40		66
	5.38	++	17,170	0.81	+	0.13	+	28	++
Small Company
	23.74		66,616	0.75		0.04		30
	3.02		56,670	0.75		(0.09)		30
	11.44		54,505	0.75		0.46		48
	34.72		62,134	0.80		0.09		47
	6.68		57,935	0.78		0.45		72
	6.84	++	57,131	0.78	+	(0.20	)+	35	++

^	Calculated based upon average shares outstanding.

*

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

#	Represents less than 0.5%.

(U)	Unaudited.

+	Annualized.

++	Not annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

(1) Organization:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 — Investment Companies, which is part of GAAP. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. Fair Value Measurement:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)         Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

Notes to Financial Statements

(2)         Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)         The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•                  Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•                  Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of June 30, 2015 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$8,940,224	$—	$—	$8,940,224
Foreign Stocks & ADRs:
Mexico	85,240	—	—	85,240
Netherlands	167,360	—	—	167,360
Switzerland	41,760	70,100	—	111,860
Institutional Money Market Funds	—	2,645,283	—	2,645,283
Mortgage-Backed Securities	—	4,291,344	—	4,291,344
Totals	$9,234,584	$7,006,727	$—	$16,241,311

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Bond:
Bank Loans	$—	$120,007	$—	$120,007
Collateralized Mortgage Obligations	—	2,721,918	—	2,721,918
Domestic Corporate Bonds	—	39,487,769	—	39,487,769
Institutional Money Market Funds	—	6,715,987	—	6,715,987
Mortgage-Backed Securities	—	17,509,576	—	17,509,576
Totals	$—	$66,555,257	$—	$66,555,257

Common Stock:
Domestic Common Stocks	$171,015,036	$—	$—	$171,015,036
Foreign Stocks & ADRs:
Mexico	1,065,500	—	—	1,065,500
Netherlands	2,824,200	—	—	2,824,200
Switzerland	939,600	1,577,250	—	2,516,850
Institutional Money Market Funds	—	1,821,367	—	1,821,367
Totals	$175,844,336	$3,398,617	$—	$179,242,953

Mid Cap:
Domestic Common Stocks	$15,737,459	$—	$—	$15,737,459
Foreign Stocks & ADRs	205,396	—	—	205,396
Institutional Money Market Funds	—	274,900	—	274,900
Real Estate Investment Trusts	914,007	—	—	914,007
Totals	$16,856,862	$274,900	$—	$17,131,762

Small Company:
Domestic Common Stocks	$53,944,724	$—	$—	$53,944,724
Foreign Stocks & ADRs	644,167	—	—	644,167
Institutional Money Market Funds	—	418,338	—	418,338
Real Estate Investment Trusts	2,184,693	—	—	2,184,693
Totals	$56,773,584	$418,338	$—	$57,191,922

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2015.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended June 30, 2015.

C.      Securities Transactions and Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)         when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)         on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D.       Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, real estate investment trust return of capital distributions, net operating losses and dividends paid. No reclassifications were made to reflect these differences as of June 30, 2015.

Notes to Financial Statements

E.       Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of June 30, 2015, the Funds did not have any unrecognized tax benefits.

F.        Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)         market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)         purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G.      Forward Foreign Currency Contracts:

Each Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended June 30, 2015.

H.        Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of

Notes to Financial Statements

securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended June 30, 2015, none of the Funds entered into options contracts.

I.       Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the fiscal six months ended June 30, 2015, none of the Funds entered into futures contracts.

J. Swaps:

The SVP Balanced and SVP Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended June 30, 2015, none of the Funds entered into swaps agreements.

Notes to Financial Statements

K. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2015.

L. Dollar Rolls:

The SVP Balanced and SVP Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended June 30, 2015.

M. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from SSB on cash balances and are reflected in the statement of operations as an expense offset. There were no expense offsets for the fiscal six months ended June 30, 2015.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), SAMI manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with National Life Insurance Company (“NLIC”), which issues variable insurance and annuity products through which the Trust is offered, because NLIC is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a)             With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

b)             With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.

c)              With respect to the SVP Common Stock, SVP Mid Cap and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

Sentinel Financial Services Company (“SFSC”), a company in which SAMI and Sentinel Financial Services, Inc., a wholly owned subsidiary of SAMI, are partners, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Each Trustee who is not an affiliate of SAMI receives an annual fee from the Trust of $20,000 plus $2,500 for each regular meeting attended and $1,250 for any special meeting attended. Fees paid to Trustees are generally distributed quarterly on a pro rata basis.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc. (“SGF”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of NLIC which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SGF pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SGF allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Trustees’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended June 30, 2015 were $53,000.

Pursuant to the Fund Services Agreement with SASI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and administration services. For the fiscal six months ended June 30, 2015 these fees totaled $173,510.

As of June 30, 2015, policyholders of variable insurance and annuity products offered by NLIC held ownership in the Funds as follows:

Approximate %
SVP Fund	Ownership
Balanced	87.20%
Bond	26.56%
Common Stock	27.82%
Mid Cap	83.65%
Small Company	58.76%

The shares of the Trust may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2015, the Trust was offered as an investment option by three other insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Notes to Financial Statements

(4) Shares of Beneficial Interest Transactions:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal six months ended June 30, 2015 and the fiscal year ended December 31, 2014 were as follows:

		Shares issued in		Net increase
		reinvestment of		(decrease) in
		dividends and	Shares	shares
SVP Fund	Shares sold	distributions	reacquired	outstanding
Fiscal Six Months Ended June 30, 2015 (Unaudited)
Balanced	57,039	—	54,385	2,654
Bond	436,875	—	651,925	(215,050)
Common Stock	122,250	—	1,240,964	(1,118,714)
Mid Cap	36,561	—	125,351	(88,790)
Small Company	65,509	—	370,614	(305,105)
Fiscal Year Ended December 31, 2014
Balanced	116,001	92,350	237,697	(29,346)
Bond	1,324,071	209,696	1,035,307	498,460
Common Stock	251,045	1,455,744	2,478,278	(771,489)
Mid Cap	67,248	289,964	192,148	165,064
Small Company	138,276	634,072	618,157	154,191

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding. Investment activities of these parties could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any Fund and is available, without charge, upon request by calling (800) 537-7003.

(5) Investment Transactions:

Purchases and sales (excluding short-term obligations, forward foreign currency contracts and futures contracts) for the fiscal six months ended June 30, 2015 were as follows:

	Purchases of		Sales of Other
	Other than U.S.	Purchases of	than U.S.	Sales of U.S.
	Government	U.S. Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$450,306	$3,008,258	$1,413,127	$2,668,979
Bond	10,959,229	35,105,841	12,101,970	34,774,728
Common Stock	9,978,112	—	29,710,915	—
Mid Cap	4,720,659	—	5,859,593	—
Small Company	20,222,076	—	24,125,481	—

(6) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At December 31, 2014, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss	Expiring
SVP Fund	Carry Forward	on 12/31
Bond	$511,751	No Expiration (Short-Term)
	65,361	No Expiration (Long-Term)
$577,112

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards.

Notes to Financial Statements

Net capital losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from November 1, 2014 to December 31, 2014, the Funds elected to defer until the first business day of 2015 for U.S. Federal income tax purposes net capital losses as stated below:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
SVP Fund	Deferred	Deferred	Total
Balanced	$23,409	$—	$23,409
Bond	156,786	280,303	437,089
Common Stock	101,009	—	101,009
Mid Cap	29,798	—	29,798
Small Company	655,933	—	655,933

Net ordinary losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from January 1, 2014 through December 31, 2014, the Funds elected to defer until the first business day of the next taxable year for U.S. Federal Income tax purposes net ordinary losses as stated below:

Ordinary Losses
SVP Fund	Deferred
Balanced	$9

(7) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/15 through 06/30/15.

Actual Expenses

The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/15 through 06/30/15 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

						Expenses Paid
			Beginning	Ending		from 1/1/2015
	Total Return	Total Return	Account Value	Account Value	Annualized	through
SVP Fund	Description	Percentage	1/1/2015	6/30/2015	Expense Ratio	6/30/2015*
Balanced	Actual	0.30%	$1,000.00	$1,002.97	0.87%	$4.32
	Hypothetical
	(5% per year
	before expenses)	2.05%	1,000.00	1,020.48	0.87%	4.36

Bond	Actual	-0.10%	1,000.00	998.98	0.66%	3.27
	Hypothetical
	(5% per year
	before expenses)	2.15%	1,000.00	1,021.52	0.66%	3.31

Common Stock	Actual	0.85%	1,000.00	1,008.48	0.72%	3.59
	Hypothetical
	(5% per year
	before expenses)	2.12%	1,000.00	1,021.22	0.72%	3.61

Mid Cap	Actual	5.38%	1,000.00	1,053.82	0.81%	4.12
	Hypothetical
	(5% per year
	before expenses)	2.08%	1,000.00	1,020.78	0.81%	4.06

Small Company	Actual	6.84%	1,000.00	1,068.35	0.78%	4.00
	Hypothetical
	(5% per year
	before expenses)	2.09%	1,000.00	1,020.93	0.78%	3.91

* Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Trustees

There are four Trustees of Sentinel Variable Products Trust. The Trustees are responsible for oversight of the five Funds currently comprising Sentinel Variable Products Trust. Information about the three independent Trustees is set forth below. Information concerning the one affiliated Trustee is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
William D. McMeekin (70) National Life Drive Montpelier, VT 05604	Trustee, since 2000; Audit Committee Chair, since 2013

TD Banknorth, N.A. (formerly Banknorth Vermont) — Former Executive Vice President, Commercial Services — from 2005 to 2007; Senior Vice President & Senior Lending Officer, from 2001 to 2005; The Howard Bank — Community President, from 2000 to 2001

None

Michael W. Nobles (45) National Life Drive Montpelier, VT 05604	Trustee, since 2013

Union Mutual of Vermont Companies — President and Chief Executive Officer, since 2014; Chief Operating Officer and Treasurer, from 2013 to 2014; Senior Vice President, Chief Financial Officer and Treasurer, from 2011 to 2013; Vice President of Finance & Treasurer, from 2006 to 2011

None

Nancy F. Pope (61) National Life Drive Montpelier, VT 05604	Trustee, since 2007

Northfield Savings Bank — Director (Chair), from 2013 to 2015; Director, from 1995 to 2013; Spaulding High School Union District — Director, from 2008 to 2011; Governor’s Institute of Vermont — Trustee, from 2007 to 2008; Barre Town School District — Director (Chair), from 1995 to 2004; Aldrich Public Library — Trustee (Chair), since 2002 and from 1993 to 2000

None

Officers

Information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (56)** National Life Drive Montpelier, VT 05604	Chair and Trustee, since 2009

National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) — President and Chief Executive Officer, since 2009; President — Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; Sentinel Group Funds, Inc. (“Sentinel Funds”) — Chairperson, since March 2015

N/A

Thomas H. Brownell (55) National Life Drive Montpelier, VT 05604	President, since 2013

National Life — Executive Vice President and Chief Investment Officer, since 2013; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) — President and Chief Executive Officer, since 2013; Sentinel Funds — Director, since March 2015; President and Chief Executive Officer, since 2013

N/A

Thomas P. Malone (59) National Life Drive Montpelier, VT 05604	Vice President & Treasurer, since 2000	SASI — Vice President, since 2006; Sentinel Funds — Vice President and Treasurer, since 1997; Sentinel Administrative Services Company (“SASC”) — Vice President, from 1998 to 2006	N/A

John K. Landy (55) National Life Drive Montpelier, VT 05604	Vice President, since 2004	SASI — Senior Vice President, since 2006; Sentinel Funds — Vice President, since 2003; SASC — Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A

Scott G. Wheeler (50) National Life Drive Montpelier, VT 05604	Assistant Vice President & Assistant Treasurer, since 2004

SASI — Vice President, since 2007; Assistant Vice President, from 2006 to 2007; Sentinel Funds — Assistant Vice President and Assistant Treasurer, since 1998; SASC — Assistant Vice President, from 1998 to 2006

N/A

Lisa F. Muller (48) National Life Drive Montpelier, VT 05604	Secretary, since 2008

National Life; Advisor; SASI — Senior Counsel, since 2011; Counsel, from 2008 to 2011; Sentinel Funds — Secretary, since 2008; State of Vermont, Department of Banking and Insurance — Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell — Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois — Law Clerk, from 2002 to 2004

N/A

Lindsay E. Staples (33) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life — Senior Securities Paralegal, since 2010; Sentinel Funds — Assistant Secretary, since 2010 and from 2007 to 2009; National Life — Senior Compliance Associate, from 2009 to 2010; National Life — Securities Paralegal, from 2007 to 2009; Holman Immigration — Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr — Paralegal, from 2004 to 2006

N/A

D. Russell Morgan (59) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account — Chief Compliance Officer, since 2004; Sentinel Funds — Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005; National Life — Assistant General Counsel, from 2001 to 2005; Equity Services, Inc. — Counsel, from 1986 to 2005; Advisor, SASC, Sentinel Financial Services Company — Counsel, from 1993 to 2005

N/A

 * Each officer is elected by, and serves at the pleasure of, the Board of the Funds.

** Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian

State Street Bank & Trust Company — Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallifegroup.com under “Customer Support”, then “Funds and Prospectus”, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

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  One National Life Drive, Montpelier, VT 05604

Sentinel is headquartered above the noise of Wall Street, in Montpelier, Vermont.

We are an integral part of National Life Group, a mutually-held family of financial service companies with roots dating back to 1848.

Sentinel’s range of actively managed mutual funds are designed to find attractive returns through the combination of quantitative analysis and deep fundamental research.

Learn more about Sentinel:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www.sentinelinvestments.com. Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com.

47953 9346(0715)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 4, 2015

By:	/s/ Thomas P. Malone
Thomas P. Malone,
Vice President & Treasurer

Date: September 4, 2015